Schedule of Investments(a)
May 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–64.67%
Aerospace & Defense–1.09%
RTX Corp.	450,987	$81,024,325
Textron, Inc.	668,557	61,346,790
		142,371,115
Air Freight & Logistics–1.25%
FedEx Corp.	396,428	163,229,229
Asset Management & Custody Banks–0.70%
KKR & Co., Inc., Class A	945,642	90,724,894
Automobile Manufacturers–0.83%
General Motors Co.	1,302,752	108,441,077
Biotechnology–0.62%
Regeneron Pharmaceuticals, Inc.	131,065	80,576,141
Broadline Retail–2.45%
Amazon.com, Inc.(b)	1,177,346	318,636,921
Building Products–1.45%
Johnson Controls International PLC	1,412,991	189,425,573
Communications Equipment–1.06%
Cisco Systems, Inc.	1,147,039	138,126,436
Consumer Finance–0.53%
Capital One Financial Corp.	364,980	68,590,691
Diversified Banks–4.62%
Bank of America Corp.	4,405,967	227,347,896
PNC Financial Services Group, Inc. (The)	551,513	121,950,554
Wells Fargo & Co.	3,259,040	252,705,962
		602,004,412
Electric Utilities–1.91%
American Electric Power Co., Inc.	525,033	66,505,930
FirstEnergy Corp.	1,149,055	53,304,662
PPL Corp.	3,652,667	129,267,885
		249,078,477
Electrical Components & Equipment–1.53%
Emerson Electric Co.	664,199	95,525,100
Vertiv Holdings Co., Class A	330,121	104,222,501
		199,747,601
Electronic Components–1.27%
Coherent Corp.(b)	459,246	166,003,652
Fertilizers & Agricultural Chemicals–0.53%
Corteva, Inc.	882,066	69,048,126
Food Distributors–2.15%
Sysco Corp.	1,761,506	133,539,770
US Foods Holding Corp.(b)(c)	1,787,138	146,277,245
		279,817,015
Shares		Value
Health Care Equipment–1.39%
Becton, Dickinson and Co.	559,034	$82,245,082
Medtronic PLC	1,342,823	99,113,766
		181,358,848
Health Care REITs–0.47%
Alexandria Real Estate Equities, Inc.	1,221,325	60,675,426
Health Care Services–1.02%
CVS Health Corp.	1,461,906	133,004,208
Hotels, Resorts & Cruise Lines–0.51%
Booking Holdings, Inc.	400,486	67,053,371
Industrial Machinery & Supplies & Components–1.85%
Fortive Corp.(c)	1,694,806	98,841,086
Parker-Hannifin Corp.	167,905	141,817,600
		240,658,686
Insurance Brokers–0.93%
Willis Towers Watson PLC	483,054	120,604,092
Integrated Oil & Gas–3.09%
Chevron Corp.	719,106	131,208,081
Exxon Mobil Corp.	583,679	84,785,211
Occidental Petroleum Corp.	1,783,986	101,027,127
Shell PLC (United Kingdom)	2,020,204	85,364,428
		402,384,847
Interactive Media & Services–2.83%
Alphabet, Inc., Class A (Acquired 05/31/2023-03/17/2026; Cost $102,780,791)(d)	676,919	257,459,372
Meta Platforms, Inc., Class A	175,213	110,823,975
		368,283,347
Investment Banking & Brokerage–1.85%
Charles Schwab Corp. (The)	1,751,464	152,990,380
Goldman Sachs Group, Inc. (The)	85,966	88,163,291
		241,153,671
IT Consulting & Other Services–0.53%
Cognizant Technology Solutions Corp., Class A(c)	1,240,791	69,180,302
Life Sciences Tools & Services–0.99%
IQVIA Holdings, Inc.(b)	322,016	58,674,536
Thermo Fisher Scientific, Inc.	143,722	70,784,522
		129,459,058
Managed Health Care–1.63%
Elevance Health, Inc.	210,590	82,801,882
UnitedHealth Group, Inc.	340,683	129,565,152
		212,367,034
Movies & Entertainment–1.16%
Walt Disney Co. (The)	1,487,125	151,433,939
Multi-Utilities–0.66%
Sempra	970,247	86,478,115
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Shares		Value
Oil & Gas Equipment & Services–0.84%
SLB Ltd.	2,012,031	$109,756,291
Oil & Gas Exploration & Production–1.26%
ConocoPhillips	1,435,138	163,577,029
Personal Care Products–1.04%
Estee Lauder Cos., Inc. (The), Class A	1,522,608	135,435,982
Pharmaceuticals–3.73%
Bristol-Myers Squibb Co.	1,473,677	84,264,851
Johnson & Johnson	655,658	147,739,417
Merck & Co., Inc.	1,339,277	158,998,965
Sanofi S.A.	1,080,574	94,722,156
		485,725,389
Property & Casualty Insurance–0.64%
American International Group, Inc.	1,124,368	83,461,837
Rail Transportation–0.47%
Norfolk Southern Corp.	201,486	61,445,171
Real Estate Services–0.93%
CBRE Group, Inc., Class A(b)	970,524	121,354,321
Regional Banks–1.39%
Citizens Financial Group, Inc.	2,906,267	180,944,183
Restaurants–0.81%
Starbucks Corp.	1,061,871	105,295,128
Semiconductor Materials & Equipment–1.44%
Lam Research Corp.	349,237	111,120,229
Qnity Electronics, Inc.	488,232	76,164,192
		187,284,421
Semiconductors–4.07%
Microchip Technology, Inc.	2,146,860	203,200,299
NVIDIA Corp.	929,599	196,275,533
NXP Semiconductors N.V. (Netherlands)	408,774	131,359,525
		530,835,357
Specialty Chemicals–1.03%
DuPont de Nemours, Inc.(c)	1,326,060	64,207,825
PPG Industries, Inc.(c)	614,510	69,427,340
		133,635,165
Systems Software–2.07%
Microsoft Corp.	597,753	269,132,311
Tobacco–1.77%
Philip Morris International, Inc. (Switzerland)	1,298,527	230,332,719
Trading Companies & Distributors–1.37%
Ferguson Enterprises, Inc.	409,311	92,492,007
Sunbelt Rentals Holdings, Inc.(c)	1,107,648	86,451,926
		178,943,933
Transaction & Payment Processing Services–0.19%
Fidelity National Information Services, Inc.	579,375	24,907,331
Shares		Value
Wireless Telecommunication Services–0.72%
T-Mobile US, Inc.	499,702	$93,709,116
Total Common Stocks & Other Equity Interests (Cost $5,230,084,517)		8,425,691,988
Principal Amount
U.S. Dollar Denominated Bonds & Notes–20.85%
Aerospace & Defense–0.15%
BAE Systems PLC (United Kingdom), 5.50%, 03/26/2054(c)(e)	$3,130,000	3,102,356
Howmet Aerospace, Inc., 4.75%, 04/15/2036	4,053,000	3,946,891
Lockheed Martin Corp.,
4.15%, 06/15/2053	5,231,000	4,158,422
5.20%, 02/15/2064	5,558,000	5,108,468
RTX Corp., 4.45%, 11/16/2038	3,239,000	3,006,335
		19,322,472
Agricultural & Farm Machinery–0.05%
Imperial Brands Finance PLC (United Kingdom), 6.38%, 07/01/2055(e)	2,880,000	2,936,786
John Deere Capital Corp., Series I, 3.90%, 03/09/2029(c)	3,411,000	3,376,132
		6,312,918
Agricultural Products & Services–0.03%
Ingredion, Inc., 6.63%, 04/15/2037	3,940,000	4,299,703
Air Freight & Logistics–0.01%
United Parcel Service, Inc., 3.40%, 11/15/2046	2,608,000	1,891,005
Alternative Carriers–0.24%
Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(e)	16,590,000	16,548,525
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(e)	16,603,000	15,034,016
		31,582,541
Application Software–0.54%
Box, Inc., Conv., 1.50%, 09/15/2029	25,001,000	24,400,976
Envestnet, Inc., Conv., 2.63%, 12/01/2027	23,029,000	24,698,602
Salesforce, Inc., 2.70%, 07/15/2041	10,414,000	7,182,567
Synopsys, Inc.,
4.55%, 04/01/2027(c)	5,366,000	5,383,050
5.70%, 04/01/2055(c)	4,316,000	4,210,707
Workday, Inc., 3.50%, 04/01/2027(c)	5,033,000	5,000,939
		70,876,841
Asset Management & Custody Banks–0.31%
Bank of New York Mellon Corp. (The), 5.32%, 06/06/2036(f)	4,317,000	4,389,273
BlackRock, Inc., 4.75%, 05/25/2033	14,671,000	14,803,157
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Asset Management & Custody Banks–(continued)
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/2044(c)(e)	$3,975,000	$3,603,517
Carlyle Group, Inc. (The), 5.05%, 09/19/2035(c)	3,864,000	3,731,716
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(c)(e)	3,217,000	2,903,505
KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(e)	11,051,000	10,905,895
		40,337,063
Automobile Manufacturers–0.41%
Daimler Truck Finance North America LLC (Germany),
2.00%, 12/14/2026(e)	15,356,000	15,182,233
4.65%, 10/12/2030(c)(e)	8,086,000	8,034,189
General Motors Co., 6.60%, 04/01/2036	4,317,000	4,646,018
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032	5,448,000	4,911,727
Toyota Motor Credit Corp.,
4.55%, 08/07/2026	17,507,000	17,526,893
Series B, 3.75%, 01/12/2028	3,289,000	3,271,170
		53,572,230
Biotechnology–1.00%
AbbVie, Inc.,
4.50%, 05/14/2035	7,233,000	6,990,343
4.05%, 11/21/2039	13,812,000	12,186,723
4.85%, 06/15/2044	5,815,000	5,342,322
BridgeBio Pharma, Inc., Conv., 1.75%, 03/01/2031	21,548,432	33,547,319
Jazz Investments I Ltd.,
Conv., 2.00%, 06/15/2026	24,949,000	36,176,050
3.13%, 09/15/2030	21,525,000	36,097,425
		130,340,182
Brewers–0.18%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.70%, 02/01/2036	10,870,000	10,587,918
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(e)	9,734,000	9,617,120
Molson Coors Beverage Co., 4.20%, 07/15/2046(c)	4,057,000	3,252,248
		23,457,286
Broadline Retail–0.14%
Amazon.com, Inc.,
4.55%, 03/13/2033	8,472,000	8,384,617
2.88%, 05/12/2041	13,606,000	10,135,643
		18,520,260
Cable & Satellite–0.15%
Comcast Corp.,
5.17%, 01/15/2037(c)(e)	9,991,000	9,758,370
3.90%, 03/01/2038	8,010,000	6,894,941
2.89%, 11/01/2051	3,128,000	1,827,106
Cox Communications, Inc., 2.95%, 10/01/2050(e)	2,044,000	1,095,957
		19,576,374
Principal Amount		Value
Cargo Ground Transportation–0.01%
Fedex Freight Holding Co., Inc., 4.95%, 03/15/2033(c)(e)	$1,709,000	$1,677,220
Casinos & Gaming–0.02%
Las Vegas Sands Corp., 5.30%, 05/15/2031	2,181,000	2,183,050
Commercial & Residential Mortgage Finance–0.03%
Aviation Capital Group LLC, 4.75%, 04/14/2027(e)	3,325,000	3,332,335
Commodity Chemicals–0.12%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(e)	15,369,000	15,788,549
Communications Equipment–0.11%
Cisco Systems, Inc.,
4.55%, 02/24/2028(c)	10,529,000	10,610,164
5.30%, 02/26/2054(c)	3,481,000	3,315,716
		13,925,880
Computer & Electronics Retail–0.11%
Dell International LLC/EMC Corp.,
5.30%, 04/01/2032	8,585,000	8,770,507
8.35%, 07/15/2046	30,000	37,974
Leidos, Inc., 4.10%, 03/15/2029	5,232,000	5,165,766
		13,974,247
Construction Machinery & Heavy Transportation Equipment– 0.18%
Caterpillar Financial Services Corp., 3.75%, 02/23/2029	9,013,000	8,895,286
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/2035	14,695,000	15,040,889
		23,936,175
Consumer Finance–0.28%
American Express Co.,
3.30%, 05/03/2027	10,405,000	10,333,694
4.73%, 04/25/2029(f)	5,132,000	5,158,802
4.80%, 10/24/2036(f)	8,776,000	8,495,655
Capital One Financial Corp., 6.18%, 01/30/2036(c)(f)	4,461,000	4,567,957
General Motors Financial Co., Inc., 4.20%, 10/27/2028	2,120,000	2,104,498
Synchrony Financial, 3.95%, 12/01/2027	5,795,000	5,740,322
		36,400,928
Diversified Banks–0.91%
Bank of America Corp.,
3.25%, 10/21/2027	5,705,000	5,645,260
2.57%, 10/20/2032(f)	8,683,000	7,742,186
5.49%, 04/23/2037(f)	1,678,000	1,670,929
Citigroup, Inc.,
3.67%, 07/24/2028(f)	5,405,000	5,362,336
4.95%, 05/07/2031(f)	14,241,000	14,345,241
6.68%, 09/13/2043	8,000,000	8,721,468
5.30%, 05/06/2044	2,765,000	2,601,912
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
3.20%, 06/15/2026	$4,365,000	$4,363,898
3.51%, 01/23/2029(f)	11,170,000	11,002,435
4.26%, 02/22/2048(f)	5,355,000	4,448,469
3.90%, 01/23/2049(c)(f)	11,170,000	8,738,456
Mizuho Bank Ltd. (Japan), 5.19%, 04/16/2036(e)	5,124,000	5,113,778
PNC Financial Services Group, Inc. (The),
4.08%, 01/26/2029(f)	3,788,000	3,766,886
3.45%, 04/23/2029(c)	7,450,000	7,265,922
6.88%, 10/20/2034(f)	6,126,000	6,772,141
Truist Bank, Series I, 4.14%, 01/27/2029(f)	8,790,000	8,741,663
Wells Fargo & Co.,
4.10%, 06/03/2026	4,515,000	4,514,983
4.65%, 11/04/2044	9,115,000	7,762,436
		118,580,399
Diversified Capital Markets–0.02%
Sixth Street Lending Partners, 6.13%, 07/15/2030	2,099,000	2,113,561
Diversified Financial Services–0.02%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	4,009,000	3,244,142
Diversified Metals & Mining–0.08%
Glencore Funding LLC (Australia), 4.90%, 07/01/2031(e)	4,229,000	4,235,440
Rio Tinto Finance (USA) Ltd. (Australia), 7.13%, 07/15/2028	2,175,000	2,298,872
Rio Tinto Finance (USA) PLC (Australia), 5.75%, 03/14/2055	3,265,000	3,307,076
		9,841,388
Diversified REITs–0.07%
CubeSmart L.P., 2.50%, 02/15/2032(c)	10,561,000	9,326,165
Drug Retail–0.02%
CVS Pass-Through Trust, 6.04%, 12/10/2028	2,243,090	2,252,819
Electric Utilities–1.46%
Constellation Energy Generation LLC,
3.90%, 01/08/2028	5,574,000	5,532,173
6.50%, 10/01/2053(c)	2,992,000	3,212,606
Electricite de France S.A. (France), 4.88%, 01/22/2044(e)	9,110,000	8,057,793
Emera US Finance LLC, 5.20%, 04/01/2033	3,042,000	3,028,951
FirstEnergy Corp., Conv., 3.88%, 01/15/2031(e)	51,798,000	56,951,901
Florida Power & Light Co., 5.75%, 06/01/2056	3,425,000	3,440,522
Georgia Power Co., Series B, 3.70%, 01/30/2050	3,665,000	2,725,280
Principal Amount		Value
Electric Utilities–(continued)
National Rural Utilities Cooperative Finance Corp.,
4.30%, 12/10/2030	$10,795,000	$10,648,524
2.75%, 04/15/2032(c)	9,898,000	8,898,959
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	5,572,000	5,539,945
Oglethorpe Power Corp., 4.55%, 06/01/2044	5,806,000	5,799,592
PPL Capital Funding, Inc.,
Conv., 2.88%, 03/15/2028	32,308,000	35,983,035
3.00%, 12/01/2030(e)	32,724,000	33,087,236
PPL Electric Utilities Corp., 6.25%, 05/15/2039	355,000	385,651
Xcel Energy, Inc., 3.50%, 12/01/2049	10,280,000	7,255,299
		190,547,467
Electrical Components & Equipment–0.07%
LG Energy Solution Ltd. (South Korea), 5.00%, 04/02/2029(e)	2,660,000	2,673,742
Molex Electronic Technologies LLC, 4.75%, 04/30/2028(e)	4,036,000	4,051,086
Rockwell Automation, Inc., 1.75%, 08/15/2031	2,729,000	2,373,750
		9,098,578
Electronic Components–0.11%
Amphenol Corp.,
3.90%, 11/15/2028	10,938,000	10,838,377
5.30%, 11/15/2055(c)	3,503,000	3,317,826
		14,156,203
Electronic Manufacturing Services–0.11%
Jabil, Inc.,
4.25%, 05/15/2027	10,398,000	10,394,274
4.20%, 02/01/2029	3,706,000	3,660,189
		14,054,463
Financial Exchanges & Data–0.17%
Nasdaq, Inc., 5.95%, 08/15/2053(c)	2,575,000	2,629,636
S&P Global, Inc., 2.45%, 03/01/2027	20,025,000	19,788,525
		22,418,161
Food Distributors–0.07%
Sysco Corp., 3.30%, 07/15/2026	8,670,000	8,660,884
Health Care Equipment–0.10%
Abbott Laboratories, 3.70%, 03/09/2029	10,127,000	9,959,206
Medtronic, Inc., 4.38%, 03/15/2035	2,601,000	2,507,568
		12,466,774
Health Care REITs–0.08%
Healthcare Realty Holdings, L.P., Conv., 3.00%, 01/15/2032(e)	10,499,000	10,729,978
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Health Care Services–0.17%
Cigna Group (The), 4.80%, 08/15/2038	$3,240,000	$3,073,036
CVS Health Corp., 2.88%, 06/01/2026	9,368,000	9,368,000
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026	9,933,000	9,933,000
		22,374,036
Health Care Supplies–0.52%
Haemonetics Corp., Conv., 2.50%, 06/01/2029	51,616,000	51,265,011
Merit Medical Systems, Inc., Conv., 3.00%, 02/01/2029	15,227,000	15,942,669
		67,207,680
Highways & Railtracks–0.07%
Burlington Northern Santa Fe LLC, 5.80%, 03/15/2056	8,797,000	8,905,986
Home Improvement Retail–0.03%
Lowe’s Cos., Inc., 4.25%, 04/01/2052	4,741,000	3,709,975
Homebuilding–0.01%
Sekisui House U.S., Inc., 6.00%, 01/15/2043	2,117,000	1,936,036
Hotels, Resorts & Cruise Lines–0.02%
Airbnb, Inc., 4.40%, 03/16/2029	2,508,000	2,504,017
Human Resource & Employment Services–0.04%
Paychex, Inc., 5.35%, 04/15/2032	5,542,000	5,615,976
Industrial Conglomerates–0.20%
Honeywell International, Inc.,
2.50%, 11/01/2026	10,795,000	10,727,964
4.50%, 01/15/2034	16,007,000	15,692,875
		26,420,839
Industrial Gases–0.10%
Air Products and Chemicals, Inc., 4.30%, 06/11/2028	13,247,000	13,263,439
Industrial Machinery & Supplies & Components–0.38%
JBT Marel Corp., Conv., 0.38%, 09/15/2030(e)	50,176,000	50,050,560
Integrated Oil & Gas–0.05%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	10,062,000	6,410,557
Integrated Telecommunication Services–0.46%
AT&T, Inc.,
4.30%, 02/15/2030	3,526,000	3,494,915
3.55%, 09/15/2055	4,562,000	2,984,931
6.05%, 08/15/2056	5,570,000	5,508,110
3.80%, 12/01/2057	3,619,000	2,461,057
NTT Finance Corp. (Japan),
4.57%, 07/16/2027(e)	2,536,000	2,541,562
5.17%, 07/16/2032(e)	6,665,000	6,702,138
Principal Amount		Value
Integrated Telecommunication Services–(continued)
Orange S.A. (France),
9.00%, 03/01/2031	$4,443,000	$5,221,872
5.75%, 01/13/2056(e)	1,622,000	1,631,121
Telefonica Emisiones S.A. (Spain), 5.21%, 03/08/2047	6,725,000	5,984,675
Verizon Communications, Inc.,
4.75%, 01/15/2033	4,400,000	4,360,023
4.78%, 02/15/2035	13,111,000	12,762,837
3.40%, 03/22/2041	5,788,000	4,499,641
5.88%, 11/30/2055	2,275,904	2,241,265
		60,394,147
Interactive Home Entertainment–0.03%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	3,559,000	3,542,002
Interactive Media & Services–0.81%
Alphabet, Inc.,
3.88%, 11/15/2028(Acquired 11/03/2025; Cost $6,941,026)(c)(d)	6,947,000	6,908,102
4.10%, 11/15/2030(Acquired 11/03/2025; Cost $17,338,582)(c)(d)	17,345,000	17,170,391
4.70%, 11/15/2035(Acquired 11/03/2025; Cost $5,810,088)(d)	5,818,000	5,722,851
5.25%, 05/15/2055(Acquired 04/28/2025; Cost $1,834,258)(d)	1,852,000	1,747,535
5.65%, 02/15/2056	6,860,000	6,824,398
Meta Platforms, Inc.,
5.50%, 11/15/2045	17,345,000	16,290,752
6.20%, 05/15/2046	8,296,000	8,392,430
5.60%, 05/15/2053(c)	14,968,000	13,870,292
Snap, Inc., Conv., 0.50%, 05/01/2030	34,614,000	29,032,493
		105,959,244
Investment Banking & Brokerage–2.67%
Goldman Sachs Group, Inc. (The),
5.02%, 10/23/2035(f)	5,424,000	5,345,615
2.91%, 07/21/2042(f)	3,205,000	2,316,471
GS Finance Corp.,
Series 0003, Conv., 1.00%, 07/30/2029(e)	62,338,000	81,863,613
0.00%, 03/03/2032(g)	68,953,000	109,257,071
0.50%, 05/09/2033(g)	65,606,000	64,379,984
0.50%, 05/31/2033(e)(g)	65,696,000	65,627,909
Morgan Stanley,
4.99%, 04/12/2029(f)	5,107,000	5,146,346
Series I, 4.36%, 10/22/2031(f)	13,810,000	13,555,233
		347,492,242
IT Consulting & Other Services–0.04%
International Business Machines Corp., 4.30%, 02/03/2031	5,231,000	5,155,734
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Life & Health Insurance–0.64%
American National Group, Inc., 5.00%, 06/15/2027	$8,671,000	$8,682,774
Brighthouse Financial, Inc., 3.85%, 12/22/2051	18,342,000	11,125,818
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(e)	20,728,000	20,688,974
GA Global Funding Trust, 5.50%, 01/08/2029(e)	12,448,000	12,592,221
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(e)	4,250,000	3,904,113
Pacific Life Global Funding II, 5.50%, 08/28/2026(c)(e)	13,319,000	13,366,881
Protective Life Global Funding, 4.16%, 01/15/2029(e)	8,857,000	8,739,480
Prudential Financial, Inc., 3.91%, 12/07/2047	4,898,000	3,760,682
		82,860,943
Managed Health Care–0.04%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	5,806,000	4,776,033
Movies & Entertainment–0.19%
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027	20,617,000	24,853,793
Multi-line Insurance–0.05%
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(c)(e)	9,030,000	6,253,964
Multi-Utilities–1.15%
CenterPoint Energy, Inc.,
Conv., 3.00%, 08/01/2028(e)	63,794,000	66,569,039
2.88%, 05/15/2029(e)	25,188,000	25,145,180
CMS Energy Corp., Conv., 3.13%, 05/01/2031(e)	45,640,000	45,697,050
NiSource, Inc.,
4.38%, 05/15/2047	6,015,000	4,952,268
5.85%, 04/01/2055	2,512,000	2,488,933
Sempra, 3.80%, 02/01/2038	5,871,000	4,986,156
		149,838,626
Oil & Gas Exploration & Production–0.30%
Antero Resources Corp., 5.40%, 02/01/2036	2,453,000	2,425,532
Cameron LNG LLC, 3.70%, 01/15/2039(e)	6,519,000	5,529,920
ConocoPhillips Co., 4.15%, 11/15/2034	2,403,000	2,275,711
Diamondback Energy, Inc., 5.75%, 04/18/2054(c)	5,160,000	5,072,970
EOG Resources, Inc., 4.40%, 07/15/2028	2,163,000	2,165,651
Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029	21,570,000	21,451,365
		38,921,149
Oil & Gas Refining & Marketing–0.03%
Valero Energy Corp., 4.00%, 06/01/2052(c)	5,068,000	3,754,990
Principal Amount		Value
Oil & Gas Storage & Transportation–0.49%
Energy Transfer L.P.,
5.20%, 04/01/2030	$3,688,000	$3,762,266
6.40%, 12/01/2030	4,861,000	5,180,526
4.90%, 03/15/2035	3,640,000	3,568,736
5.30%, 04/01/2044	8,165,000	7,470,895
5.00%, 05/15/2050	7,684,000	6,548,820
Enterprise Products Operating LLC,
4.60%, 01/15/2031	4,281,000	4,280,422
6.45%, 09/01/2040	555,000	609,380
4.25%, 02/15/2048	7,354,000	6,047,175
Gulfstream Natural Gas System L.L.C., 5.60%, 07/23/2035(e)	2,904,000	2,965,302
Kinder Morgan, Inc.,
5.15%, 06/01/2030	2,826,000	2,886,890
5.30%, 12/01/2034	4,203,000	4,259,722
MPLX L.P., 4.50%, 04/15/2038	8,564,000	7,784,208
Spectra Energy Partners L.P., 4.50%, 03/15/2045	5,468,000	4,677,087
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	3,835,000	4,246,758
		64,288,187
Other Specialized REITs–0.13%
EPR Properties, 4.75%, 12/15/2026(c)	17,525,000	17,528,843
Packaged Foods & Meats–0.13%
Mars, Inc.,
4.45%, 03/01/2027(e)	5,169,000	5,184,565
5.20%, 03/01/2035(e)	5,141,000	5,177,373
5.65%, 05/01/2045(e)	4,172,000	4,139,228
5.70%, 05/01/2055(e)	1,883,000	1,858,805
		16,359,971
Paper & Plastic Packaging Products & Materials–0.02%
International Paper Co., 6.00%, 11/15/2041(c)	2,855,000	2,910,289
Passenger Airlines–0.15%
American Airlines Pass-Through Trust,
Series 2014-1, Class A, 3.70%, 04/01/2028	1,890,077	1,884,132
Series A, 4.90%, 05/11/2038	1,916,000	1,862,143
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(e)	2,146,000	2,127,546
5.31%, 10/20/2031(e)	2,458,000	2,415,550
Delta Air Lines, Inc., 4.95%, 07/10/2028	5,613,000	5,641,535
United Airlines Pass-Through Trust,
Series 2014-2, Class A, 3.75%, 09/03/2026	2,283,425	2,278,707
Series 2018-1, Class AA, 3.50%, 03/01/2030	3,282,089	3,184,614
		19,394,227
Passenger Ground Transportation–0.02%
Uber Technologies, Inc., 4.80%, 09/15/2035(c)	2,312,000	2,252,814
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Pharmaceuticals–0.58%
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(e)	$9,800,000	$9,716,958
Bayer US Finance LLC (Germany), 6.88%, 11/21/2053(e)	4,531,000	4,906,370
Bristol-Myers Squibb Co., 4.13%, 06/15/2039	6,435,000	5,765,661
Haleon US Capital LLC, 4.00%, 03/24/2052(c)	2,954,000	2,298,121
Merck & Co., Inc., 5.85%, 05/22/2056	2,875,000	2,952,238
Novartis Capital Corp., 4.60%, 03/18/2033	6,412,000	6,369,873
Zoetis, Inc.,
Conv., 0.25%, 06/15/2029(e)	43,000,000	39,474,000
4.70%, 02/01/2043	4,101,000	3,663,190
		75,146,411
Property & Casualty Insurance–0.13%
Allstate Corp. (The), 3.28%, 12/15/2026	3,260,000	3,247,416
Markel Group, Inc.,
5.00%, 03/30/2043	4,185,000	3,800,187
5.00%, 05/20/2049	5,140,000	4,512,686
Travelers Cos., Inc. (The), 4.60%, 08/01/2043	6,455,000	5,769,674
		17,329,963
Rail Transportation–0.29%
Canadian Pacific Railway Co. (Canada), 3.00%, 12/02/2041	3,965,000	2,936,409
Norfolk Southern Corp.,
7.80%, 05/15/2027	10,815,000	11,175,397
3.40%, 11/01/2049	4,879,000	3,422,388
5.35%, 08/01/2054(c)	5,099,000	4,799,556
Union Pacific Corp.,
3.20%, 05/20/2041	10,131,000	7,921,349
4.15%, 01/15/2045	4,410,000	3,455,094
3.84%, 03/20/2060	5,560,000	4,017,904
		37,728,097
Regional Banks–0.04%
Citizens Financial Group, Inc., 6.65%, 04/25/2035(f)	3,122,000	3,369,960
Zions Bancorporation N.A., 4.48%, 02/09/2029(f)	2,205,000	2,190,614
		5,560,574
Reinsurance–0.06%
Global Atlantic (Fin) Co., 6.75%, 03/15/2054(c)(e)	2,423,000	2,360,992
PartnerRe Finance B LLC, 3.70%, 07/02/2029	5,795,000	5,631,295
		7,992,287
Restaurants–0.06%
Starbucks Corp., 3.55%, 08/15/2029(c)	7,440,000	7,263,796
Retail REITs–0.48%
Federal Realty OP L.P., Conv., 3.25%, 01/15/2029(e)	38,802,000	41,886,759
Principal Amount		Value
Retail REITs–(continued)
Kimco Realty OP LLC, 3.20%, 04/01/2032	$12,105,000	$11,184,195
Regency Centers L.P.,
2.95%, 09/15/2029	7,960,000	7,597,603
4.65%, 03/15/2049	2,970,000	2,563,526
		63,232,083
Self-Storage REITs–0.07%
Extra Space Storage L.P.,
3.50%, 07/01/2026	4,667,000	4,664,875
5.70%, 04/01/2028	3,806,000	3,884,089
		8,548,964
Semiconductor Materials & Equipment–0.24%
MKS, Inc., Conv., 1.25%, 06/01/2030	13,954,000	30,768,570
Semiconductors–0.94%
Broadcom, Inc.,
3.47%, 04/15/2034	6,975,000	6,280,542
5.20%, 07/15/2035	9,363,000	9,422,376
Foundry JV Holdco LLC, 6.20%, 01/25/2037(e)	7,949,000	8,395,532
Intel Corp., 6.13%, 05/15/2056	5,180,000	5,221,617
Marvell Technology, Inc., 2.45%, 04/15/2028	12,029,000	11,597,985
Microchip Technology, Inc., Conv., 0.75%, 06/01/2027(h)	72,645,000	80,409,190
Micron Technology, Inc., 3.37%, 11/01/2041	1,778,000	1,393,239
		122,720,481
Specialized Finance–0.08%
State Street Bank and Trust Co., 4.59%, 11/25/2026(c)	10,020,000	10,058,717
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	1,665,000	1,401,840
Systems Software–0.49%
Microsoft Corp., 3.50%, 02/12/2035(c)	4,259,000	3,960,509
Nebius Group N.V. (Netherlands), Conv., 2.75%, 09/15/2032(e)	10,834,000	20,037,483
Oracle Corp.,
4.80%, 09/26/2032(c)	6,693,000	6,433,702
3.60%, 04/01/2040	10,910,000	8,094,732
6.70%, 02/04/2056	7,694,000	7,415,569
VMware LLC, 1.40%, 08/15/2026	17,988,000	17,886,140
		63,828,135
Technology Hardware, Storage & Peripherals–0.03%
Apple, Inc., 3.35%, 02/09/2027	3,495,000	3,481,855
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Telecom Tower REITs–0.10%
Crown Castle, Inc.,
2.50%, 07/15/2031	$14,073,000	$12,536,211
4.75%, 05/15/2047	470,000	398,590
		12,934,801
Tobacco–0.24%
Altria Group, Inc., 5.80%, 02/14/2039	12,541,000	12,707,711
Philip Morris International, Inc.,
4.75%, 02/12/2027	11,194,000	11,251,149
4.88%, 11/15/2043	8,162,000	7,458,405
		31,417,265
Transaction & Payment Processing Services–0.50%
Fiserv, Inc., 4.55%, 02/15/2031	3,213,000	3,152,483
Global Payments, Inc., Conv., 1.50%, 03/01/2031	68,839,000	62,230,456
		65,382,939
Wireless Telecommunication Services–0.21%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	6,610,000	5,745,578
T-Mobile USA, Inc.,
2.70%, 03/15/2032	10,676,000	9,519,587
3.40%, 10/15/2052	7,422,000	4,943,805
6.00%, 06/15/2054	3,234,000	3,240,440
5.88%, 11/15/2055	4,293,000	4,226,802
		27,676,212
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,663,904,487)		2,716,207,530
U.S. Treasury Securities–8.48%
U.S. Treasury Bills–0.01%
3.63%, 09/17/2026(i)(j)	1,225,000	1,211,724
U.S. Treasury Bonds–0.51%
5.00%, 05/15/2046	36,536,800	36,642,414
4.75%, 02/15/2056	31,602,800	30,467,074
		67,109,488
U.S. Treasury Notes–7.96%
3.75%, 04/30/2028	305,164,000	303,757,383
3.88%, 05/15/2029	136,018,700	135,375,799
3.88%, 04/30/2031	349,887,100	345,868,864
4.13%, 04/30/2033	151,345,000	149,949,788
4.38%, 05/15/2036	102,214,300	101,695,244
		1,036,647,078
Total U.S. Treasury Securities (Cost $1,103,104,806)		1,104,968,290
Shares
Preferred Stocks–0.34%
Oil & Gas Storage & Transportation–0.34%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd. (Cost $30,200,612)(k)	875,900	44,416,889
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.11%
Federal Home Loan Mortgage Corp. (FHLMC)–0.06%
6.75%, 03/15/2031	$7,000,000	$7,794,504
5.50%, 02/01/2037	3	3
		7,794,507
Federal National Mortgage Association (FNMA)–0.05%
6.63%, 11/15/2030	6,315,000	6,952,462
7.00%, 07/01/2032	2,355	2,491
		6,954,953
Government National Mortgage Association (GNMA)–0.00%
8.00%, 08/15/2026 to 01/20/2031	320	329
7.50%, 12/20/2030	201	207
		536
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $17,456,054)		14,749,996

Municipal Obligations–0.04%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057 (Cost $4,533,000)	4,533,000	4,859,052
Shares
Money Market Funds–5.69%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(k)(l)	261,376,018	261,376,018
Invesco Treasury Portfolio, Institutional Class, 3.52%(k)(l)	480,365,156	480,365,156
Total Money Market Funds (Cost $741,741,172)		741,741,174
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.18% (Cost $9,791,024,648)		13,052,634,919
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.48%
Invesco Private Government Fund, 3.58%(k)(l)(m)	53,853,847	53,853,847
Invesco Private Prime Fund, 3.75%(k)(l)(m)	139,490,736	139,518,635
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $193,371,516)		193,372,482
TOTAL INVESTMENTS IN SECURITIES–101.66% (Cost $9,984,396,164)		13,246,007,401
OTHER ASSETS LESS LIABILITIES—(1.66)%		(216,239,472)
NET ASSETS–100.00%		$13,029,767,929
Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)	Restricted security. The aggregate value of these securities at May 31, 2026 was $289,008,251, which represented 2.22% of the Fund’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $811,971,715, which represented 6.23% of the Fund’s Net Assets.

(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Zero coupon bond issued at a discount.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$149,075,603	$805,418,180	$(693,117,765)	$-	$-	$261,376,018	$6,590,672
Invesco Treasury Portfolio, Institutional Class	271,807,244	1,495,776,619	(1,287,218,707)	-	-	480,365,156	11,975,991
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	69,681,063	806,423,252	(822,250,468)	-	-	53,853,847	1,247,623*
Invesco Private Prime Fund	180,984,644	1,506,740,485	(1,548,184,324)	(8,018)	(14,152)	139,518,635	3,531,316*
Investments in Other Affiliates:
El Paso Energy Capital Trust I, Conv. Pfd.	43,050,485	-	-	1,366,404	-	44,416,889	1,560,197
Total	$714,599,039	$4,614,358,536	$(4,350,771,264)	$1,358,386	$(14,152)	$979,530,545	$24,905,799

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(l)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(m)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury Ultra Bonds	130	September-2026	$(14,872,813)	$(280,470)	$(280,470)
U.S. Treasury 5 Year Notes	54	September-2026	(5,789,391)	(19,233)	(19,233)
U.S. Treasury 10 Year Notes	156	September-2026	(17,133,187)	(108,469)	(108,469)
Total Futures Contracts				$(408,172)	$(408,172)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/30/2026	Bank of New York Mellon (The)	USD	2,422,616	GBP	1,803,031	$5,402
Currency Risk
06/30/2026	Bank of New York Mellon (The)	EUR	62,135,706	USD	72,366,537	(197,255)
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/30/2026	State Street Bank & Trust Co.	GBP	49,075,805	USD	65,986,149	$(100,857)
Subtotal—Depreciation						(298,112)
Total Forward Foreign Currency Contracts						$(292,710)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$8,245,605,404	$180,086,584	$—	$8,425,691,988
U.S. Dollar Denominated Bonds & Notes	—	2,716,207,530	—	2,716,207,530
U.S. Treasury Securities	—	1,104,968,290	—	1,104,968,290
Preferred Stocks	44,416,889	—	—	44,416,889
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	14,749,996	—	14,749,996
Municipal Obligations	—	4,859,052	—	4,859,052
Money Market Funds	741,741,174	193,372,482	—	935,113,656
Total Investments in Securities	9,031,763,467	4,214,243,934	—	13,246,007,401
Other Investments - Assets*
Forward Foreign Currency Contracts	—	5,402	—	5,402
Other Investments - Liabilities*
Futures Contracts	(408,172)	—	—	(408,172)
Forward Foreign Currency Contracts	—	(298,112)	—	(298,112)
	(408,172)	(298,112)	—	(706,284)
Total Other Investments	(408,172)	(292,710)	—	(700,882)
Total Investments	$9,031,355,295	$4,213,951,224	$—	$13,245,306,519

*	Unrealized appreciation (depreciation).
Invesco Equity and Income Fund